Investments in airport concessions - Master Development Plan (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2014	Dec. 04, 2012
Disclosure of detailed information about intangible assets [line items]
Potential investment in airport concession land reduction from donations	$ 283,728
Master Development Plan
Disclosure of detailed information about intangible assets [line items]
Master development program obligations using prior year values		$ 6,303,586	$ 11,979,621	$ 4,445,653
Master development program obligations using current year values	15,757,214
Maintenance amount yet to be exercised	264,783
Master development program obligations	10,537,956
Land acquired that may potentially be included as investment in airport concessions	694,390
Land acquired that was authorized to be included as investment in airport concessions					$ 386,538
Land potential investment in airport concession cost	1,422,046
Land acquired that represents an additional amount authorized to be included as investment in airport concessions					$ 77,306
2023 | Master Development Plan
Disclosure of detailed information about intangible assets [line items]
Master development program obligations	4,597,075
2024 | Master Development Plan
Disclosure of detailed information about intangible assets [line items]
Master development program obligations	3,142,361
2025 | Master Development Plan
Disclosure of detailed information about intangible assets [line items]
Master development program obligations	$ 2,798,520